S000060155 [Member] Shareholder Fees	Aug. 31, 2025
Alternative Strategies Fund | Alternative Strategies Fund
Prospectus [Line Items]
Maximum Account Fee (as a percentage of Assets)	2.00%	[1]

[1]	CGAS (defined herein) has contractually agreed to waive fees and reimburse expenses in order to keep the Fund’s management fees from exceeding the total amount of sub-advisory fees paid by CGAS plus 0.20% based on average net assets. Because the Fund does not currently have sub-advisers, CGAS will contractually waive 1.00% of its management fees. In addition, CGAS and its affiliates have also separately agreed to waive fees and reimburse expenses in order to keep the Fund’s total annual operating expenses, (exclusive of interest from borrowing, brokerage commissions, taxes, acquired fund fees and expenses, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business), from exceeding 0.70%. These contractual arrangements shall remain in effect for at least one year from the date of this prospectus or until such time as the Board of Trustees acts to discontinue all or a portion of such waiver and/or reimbursement when they deem such action is appropriate.